Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis
The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at February 28, 2013 and May 31, 2012:

		Fair Value Measurements
	Fair Value at February 28, 2013	Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Assets:
Money market funds	$122.4	$122.4	$—	$—
Time deposits	16.0	—	16.0	—
Greek bonds	4.9	—	4.9	—
Pension plan assets	128.4	—	128.4	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.3	0.2	—	0.1
Total assets	$272.2	$122.6	$149.5	$0.1
Liabilities:
Interest rate swaps	$66.6	$—	$66.6	$—
Foreign currency exchange contracts	1.5	—	1.5	—
Total liabilities	$68.1	$—	$68.1	$—

		Fair Value Measurements
	Fair Value at	Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

The following table provides information by level for assets and liabilities that are measured at fair value on a recurring basis at May 31, 2012 and May 31, 2011:

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$303.1	$303.1	$—	$—
Time deposits	36.3	—	36.3	—
Greek bonds	6.3	—	6.3	—
Pension plan assets	108.7	—	108.7	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.2	—	—	0.2
Total assets	$454.8	$303.1	$151.5	$0.2
Liabilities:
Interest rate swaps	$76.2	$—	$76.2	$—
Foreign currency exchange contracts	0.2	—	0.2	—
Total liabilities	$76.4	$—	$76.4	$—

	Fair Value at	Fair Value Measurement Using Inputs Considered as
(in millions)	May 31, 2011	Level 1	Level 2	Level 3
Assets:
Corporate debt securities	$0.3	$—	$0.3	$—
Money market funds	132.5	132.5	—	—
Time deposit	47.4	—	47.4	—
Greek bonds	31.1	—	31.1	—
Pension plan assets	104.1	—	104.1	—
Foreign currency exchange contracts	0.2	—	0.2	—
Other	0.5	0.3	—	0.2
Total assets	$316.1	$132.8	$183.1	$0.2
Liabilities:
Interest rate swaps	$96.8	$—	$96.8	$—
Foreign currency exchange contracts	0.1	—	0.1	—
Total liabilities	$96.9	$—	$96.9	$—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) as of May 31, 2012 and May 31, 2011:

(in millions)
Balance at June 1, 2010	$5.7
Total net gains included in earnings	2.6
Total unrealized gains included in other comprehensive income	(2.6)
Total proceeds from sale of Level 3 investments	(5.5)
Balance at May 31, 2011	$0.2
Total net gains included in earnings	—
Total unrealized gains included in other comprehensive income	—
Total proceeds from sale of Level 3 investments	—
Balance at May 31, 2012	$0.2